TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Schedule of trade receivables, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade receivables [Line Items]
Trade receivables, net	$ 1,976,096	$ 1,096,886
Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	1,011,430	635,015
Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	910,693	571,895
Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	100,737	63,120
Gross carrying amount | Guaranteed
Disclosure of trade receivables [Line Items]
Trade receivables, net	412,036	343,338
Gross carrying amount | Guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	366,902	309,730
Gross carrying amount | Guaranteed | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	45,134	33,608
Gross carrying amount | Not guaranteed
Disclosure of trade receivables [Line Items]
Trade receivables, net	615,937	297,696
Gross carrying amount | Not guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	543,791	262,165
Gross carrying amount | Not guaranteed | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	72,146	35,531
Gross carrying amount | Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	1,027,973	641,034
Gross carrying amount | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	910,693	571,895
Gross carrying amount | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	117,280	69,139
Accumulated impairment | Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	16,543	6,019
Accumulated impairment | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	0	0
Accumulated impairment | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	$ 16,543	$ 6,019